Dividends and other reserves (Tables)	6 Months Ended
Dec. 31, 2018
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Schedule of Information about Dividends

	Six months ended 31 December 2018 £ million	Six months ended 31 December 2017 £ million
Amounts recognised as distributions to equity shareholders in the period
Final dividend for the year ended 30 June 2018 of 40.4 pence per share (2017 – 38.5 pence)	993	968